Registration No. 333-219598

File No. 811-23277

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

OFI SteelPath Series Trust

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 28th day of February, 2019.

OFI SteelPath Series Trust on behalf of its Series Oppenheimer SteelPath MLP & Energy Infrastructure Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz
Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone*	Chairman of the Board of Trustees	February 28, 2019
Robert J. Malone

Arthur P. Steinmetz*	Trustee, President and Principal Executive Officer	February 28, 2019
Arthur P. Steinmetz

Brian S. Petersen*	Treasurer, Principal Financial & Accounting Officer	February 28, 2019
Brian S. Petersen

Andrew J. Donohue*	Trustee	February 28, 2019
Andrew J. Donohue

Richard F. Grabish*	Trustee	February 28, 2019
Richard F. Grabish

Beverly L. Hamilton*	Trustee	February 28, 2019
Beverly L. Hamilton

Victoria J. Herget*	Trustee	February 28, 2019
Victoria J. Herget

Karen L. Stuckey*	Trustee	February 28, 2019
Karen L. Stuckey

James D. Vaughn*	Trustee	February 28, 2019
James D. Vaughn

*By: /s/ Taylor V. Edwards
Taylor V. Edwards, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document

Ex-101.SCH	XBRL Taxonomy Extension Schema Document

Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase

Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document